PROHIBITED TRANSACTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021
EBP 007
EBP, Contribution [Line Items]
Participant elective deferral contributions and loan payments, failed to deposit	$ 3,726	$ 1,035	$ 2,691